Subsequent Events	12 Months Ended
Jun. 28, 2024
The Flash Business of Western Digital Corporation [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent Events
We have evaluated subsequent events after the balance sheet date of June 28, 2024, through October 11, 2024, which was the date these Combined Financial Statements were available to be issued.
On September 28, 2024, SanDisk China closed on the Transaction to sell 80% of its equity interest in SDSS to JCET. Proceeds net from the sale are expected to be approximately $624 million, subject to certain working capital adjustments and payment of withholding taxes.